Goodwill (Details) - Schedule of changes in the carrying amount of goodwill ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of changes in the carrying amount of goodwill [Abstract]
Beginning balance	¥ 302,158		¥ 276,905
Addition/(decrease) during the year (note 5)	(27,591)		25,253
Goodwill	¥ 274,567	$ 42,079	¥ 302,158